                          AIM TREASURER'S SERIES TRUST

                                PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

   Supplement dated April 29, 2005 to the Statement of Additional Information dated February 25, 2005 as supplemented April 1, 2005


The following information is added after the second paragraph under the heading "REGULATORY INQUIRIES AND PENDING LITIGATION - Ongoing Regulatory Inquiries Concerning IFG and AIM" in the Statement of Additional Information:

                  "Pending Regulatory Civil Action Alleging Market Timing

                  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against A I M Advisors, Inc. ("AIM"), INVESCO Funds Group, Inc. ("IFG") and A I M Distributors, Inc. ("ADI"), as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
         Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

                  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted."

                             INSTITUTIONAL CLASS OF

                          AIM TREASURER'S SERIES TRUST

                                PREMIER PORTFOLIO

   Supplement dated April 29, 2005 to the Statement of Additional Information
              dated February 25, 2005 as supplemented April 1, 2005


The following information is added after the second paragraph under the heading "REGULATORY INQUIRIES AND PENDING LITIGATION - Ongoing Regulatory Inquiries Concerning IFG and AIM" in the Statement of Additional Information:

                  "Pending Regulatory Civil Action Alleging Market Timing

                  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against A I M Advisors, Inc. ("AIM"), INVESCO Funds Group, Inc. ("IFG") and A I M Distributors, Inc. ("ADI"), as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
         Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

                  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted."

                             INSTITUTIONAL CLASS OF

                          AIM TREASURER'S SERIES TRUST

                          PREMIER TAX-EXEMPT PORTFOLIO

   Supplement dated April 29, 2005 to the Statement of Additional Information dated February 25, 2005 as supplemented April 1, 2005


The following information is added after the second paragraph under the heading "REGULATORY INQUIRIES AND PENDING LITIGATION - Ongoing Regulatory Inquiries Concerning IFG and AIM" in the Statement of Additional Information:

                  "Pending Regulatory Civil Action Alleging Market Timing

                  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against A I M Advisors, Inc. ("AIM"), INVESCO Funds Group, Inc. ("IFG") and A I M Distributors, Inc. ("ADI"), as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
         Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

                  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted."

                             INSTITUTIONAL CLASS OF

                          AIM TREASURER'S SERIES TRUST

                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

   Supplement dated April 29, 2005 to the Statement of Additional Information dated February 25, 2005 as supplemented April 1, 2005


The following information is added after the second paragraph under the heading "REGULATORY INQUIRIES AND PENDING LITIGATION - Ongoing Regulatory Inquiries Concerning IFG and AIM" in the Statement of Additional Information:

                  "Pending Regulatory Civil Action Alleging Market Timing

                  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against A I M Advisors, Inc. ("AIM"), INVESCO Funds Group, Inc. ("IFG") and A I M Distributors, Inc. ("ADI"), as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
         Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

                  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted."